Securities (Tables)	6 Months Ended
Apr. 30, 2019
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Schedule of Unrealized Gains and Losses on Available-for-Sale Securities

Unrealized Gains and Losses on FVOCI Securities

The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)				April 30, 2019				October 31, 2018
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	12,882	56	10	12,928	12,884	1	80	12,805
Canadian provincial and municipal governments	7,517	91	2	7,606	6,896	8	42	6,862
U.S. federal government	17,337	229	97	17,469	17,403	4	584	16,823
U.S. states, municipalities and agencies	4,038	41	10	4,069	3,694	16	55	3,655
Other governments	6,307	78	3	6,382	4,818	2	30	4,790
National Housing Act (NHA) mortgage-backed securities (MBS)	2,365	21	1	2,385	2,382	6	18	2,370
U.S. agency MBS and collateralized mortgage obligations (CMO)	12,994	29	212	12,811	11,811	2	496	11,317
Corporate debt	4,898	55	4	4,949	3,783	6	33	3,756
Corporate equity	69	-	-	69	62	-	-	62
Total	68,407	600	339	68,668	63,733	45	1,338	62,440

  Unrealized gains (losses) are disclosed before the impact of any accounting hedges.

Summary of Interest Income Calculated Using the Effective Interest Method

The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2019	April 30, 2018	April 30, 2019	April 30, 2018
FVOCI - Debt	407	246	799	472
Amortized cost	48	43	88	92
Total	455	289	887	564